LEASE LIABILITIES	2 Months Ended
Mar. 31, 2024
Leases [Abstract]
LEASE LIABILITIES [Text Block]

12. LEASE LIABILITIES

The Company's leases consist of land and buildings used in the cultivation, processing, and warehousing of its products. All leases were classified as operating leases in accordance with ASC 842. A summary of the Company's active leases under contract as at March 31, 2024 is as follows:

Entity Name/Lessee	Asset	Remaining lease term (years)	Type
Silver State Cultivation LLC	Land/ Building	12.68	Operating lease
Silver State Relief LLC (Sparks)	Land/ Building	12.68	Operating lease
Silver State Relief LLC (Fernley)	Land/ Building	8.68	Operating lease

On February 1, 2023, the Company entered into an amended agreements for the Sparks and Fernley leases, extending the lease terms from their original end date in 2025 to 2029, with three renewal periods of seven years each. The Company opted for one renewal term under the amended contracts, extending the lease terms until December 31, 2036. The carrying amounts of right-of-use assets and lease liabilities were remeasured, resulting in an increase of $528,067 in the right-of-use asset and lease liabilities for the Sparks lease, and $396,038 for the Fernley lease during the year ended January 31, 2024.

For the year ended March 31, 2024, the Company incurred operating lease costs in continuing operations of $241,678 (year ended January 31, 2024 - $1,446,208). Of this amount, $135,395 (year ended January 31, 2024 - $812,368) was allocated to inventory.

A summary of the Company's weighted average discount rate used in calculating lease liabilities and weighted average remaining lease term is as follows:

	March 31, 2024	January 31, 2024
Weighted average discount rate	10%	10%
Weighted average remaining lease term (years)	10.61	10.77

A summary of the maturity of contractual undiscounted liabilities associated with the Company's operating leases as at March 31, 2024 is as follows:

Year ending March 31,	$
2025	1,321,107
2026	1,360,740
2027	1,401,562
2028	1,443,609
2029	1,486,918
Thereafter	8,985,939
Total undiscounted lease liabilities	15,999,875
Effects of discounting	(6,492,080)
Total present value of minimum lease payments	9,507,796
Current portion of lease liability	387,400
Lease liabilities	9,120,396

As at March 31, 2024, the Company has total undiscounted lease liabilities of $15,999,875 (January 31, 2024 - $16,218,421) pertaining to lease liabilities.